Divestitures	12 Months Ended
Sep. 27, 2013
Discontinued Operations and Disposal Groups [Abstract]
Divestitures
3. Divestitures
The Company has continued to assess the strategic fit of its various businesses and has pursued the divestiture of certain businesses which do not align with its long-term strategy.
Fiscal 2013
During the fourth quarter of fiscal 2013, the Company approved a plan to sell its armored guard business in New Zealand and its fire and security business in Fiji, both of which are in its ROW Installation & Services segment; however, as of September 27, 2013, the sale had not been completed. The assets and liabilities have not been presented separately as held-for-sale in the Consolidated Balance Sheets as the amounts were not material to the presentation of all periods. A pre-tax loss of approximately $13 million for the write-down to fair value, less cost to sell was recorded in Restructuring, asset impairment and divestiture charges (gains), net in the Company's Consolidated Statements of Operations for the year ended September 27, 2013. This business has not been presented in discontinued operations as the amounts were not material to the Consolidated Financial Statements. The Company expects to complete the transaction during the first quarter of fiscal 2014.
During the third quarter of fiscal 2013, the Company completed the sale of its North America guarding business in its NA Installation & Services segment for approximately $25 million of cash proceeds, net of $2 million of cash divested on sale. The pre-tax loss for the write-down to fair value, less cost to sell, was not material. This business was accounted for as held for sale during the second quarter of fiscal 2013 and presented as held for sale as of September 28, 2012; however, its results of operations have not been presented in discontinued operations as the amounts were not material to the Consolidated Financial Statements. As of September 28, 2012, total assets to be divested of $35 million are included in Assets held for sale and total liabilities to be divested of $8 million are included in Liabilities held for sale on the accompanying Consolidated Balance Sheet.
Fiscal 2012
On September 28, 2012, Tyco completed the 2012 Separation and has presented its former North American residential security and flow control businesses as discontinued operations in all periods prior to the completion of the 2012 Separation. See Note 2 for additional information regarding the 2012 Separation. At the time of the 2012 Separation, the Company used available information to develop its best estimates for certain assets and liabilities related to the Separation. In limited instances, final determination of the balances will be made in subsequent periods, such as in the case of when final income tax returns are filed in certain jurisdictions where those returns include a combination of Tyco, ADT and/or Tyco Flow Control legal entities. During the year ended September 27, 2013, a net increase of $1 million was recorded within the Consolidated Statement of Shareholders' Equity as Other, primarily related to a cash true-up adjustment received from Pentair in the third quarter of fiscal 2013, offset by a cash true-up adjustment paid to ADT during the first quarter of fiscal 2013 and adjustments for the impact of filing final income tax returns. Any additional adjustments are not expected to be material.
During the year ended September 28, 2012, the Company sold its Fire Equipment de Mexico, S.A. business, which was part of the Company's Global Products segment. The sale was completed for approximately $1 million of cash consideration and a pre-tax loss of $3 million was recorded in income from discontinued operations, net of income taxes in the Company's Consolidated Statements of Operations.
Fiscal 2011
On November 9, 2010, the Company announced that it entered into an investment agreement (the "Agreement") to sell a majority interest in its Electrical and Metal Products business to an affiliate of the private equity firm Clayton, Dubilier & Rice, LLC ("CD&R"). The Company formed a newly incorporated holding company, Atkore, to hold the Company's Electrical and Metal Products business. On December 22, 2010, the transaction closed and CD&R acquired shares of a newly-created class of cumulative convertible preferred stock of Atkore (the "Preferred Stock"). The Preferred Stock initially represented 51% of the outstanding capital stock (on an as-converted basis) of Atkore. In connection with the closing, the Company received cash proceeds of approximately $713 million and recorded a gain of $259 million, which included $33 million of cumulative translation gain, during the first quarter of fiscal 2011. During the year ended September 30, 2011, the Company recorded net working capital adjustments of $11 million that reduced the gain on disposal. The gain on disposal is recorded within Restructuring, asset impairment and divestiture charges (gains), net in the Company's Consolidated Statements of Operations.
In accordance with the terms and conditions of the Agreement, CD&R is entitled to a quarterly dividend which is payable in cash or in shares of Preferred Stock, at the discretion of Atkore. Since the closing of the transaction, Atkore has elected to pay CD&R's quarterly dividend in shares of Preferred Stock, which has diluted the Company's ownership in Atkore. As of September 27, 2013, the Company's ownership percentage was approximately 42%. Tyco's retained ownership interest in Atkore is accounted for under the equity method of accounting and is recorded in Other assets in the Company's Consolidated Balance Sheet. As of September 27, 2013 and September 28, 2012, such interest was $44 million and $92 million, respectively. The Company's proportionate share of Atkore's net loss is recorded within equity loss in earnings of unconsolidated subsidiaries in the Company's Consolidated Statement of Operations. The Company recorded equity losses of $48 million, $26 million and $12 million for the years ended September 27, 2013, September 28, 2012 and September 30, 2011, respectively.
Discontinued Operations
On March 2, 2014, Tyco Far East Holdings Ltd., a wholly-owned subsidiary of Tyco, entered into a Stock Purchase Agreement with an affiliate of The Carlyle Group for the sale of Tyco Fire & Security Services Korea Co. Ltd. and its subsidiaries that form and operate the Company’s South Korean security business. Pursuant to the Stock Purchase Agreement, Tyco will sell 100% of the issued and outstanding capital stock of Tyco Fire & Security Services Korea Co. Ltd. for a purchase price of $1.93 billion, subject to customary adjustments. The South Korean security business was accounted for as held for sale on the Consolidated Balance Sheets as of September 27, 2013 and September 28, 2012, and its results of operations have been presented within discontinued operations on the Consolidated Statements of Operations for the years ended September 27, 2013, September 28, 2012 and September 30, 2011. The Company expects the sale to close during the third quarter of fiscal 2014. Tyco expects to recognize a gain on sale upon closing of the agreement.
The components of income from discontinued operations, net of income taxes are as follows ($ in millions):

	For the Years Ended
	September 27, 2013	September 28, 2012	September 30, 2011
Net revenue	$533	$7,627	$7,210
Pre-tax income from discontinued operations	$112	$1,319	$1,241
Pre-tax separation charges included within discontinued operations (See Note 2)	8	(278)	(24)
Pre-tax gain on sale of discontinued operations	—	4	170
Income tax expense	(16)	(158)	(211)
Income from discontinued operations, net of income taxes	$104	$887	$1,176

Total assets and total liabilities and redeemable noncontrolling interest of discontinued operations as of September 27, 2013 and September 28, 2012 were as follows ($ in millions):

	As of
	September 27, 2013	September 28, 2012
Accounts receivables, net	21	17
Inventories	8	9
Prepaid expenses and other current assets	11	40
Property, plant and equipment, net	392	346
Goodwill and intangible assets, net	370	345
Other assets	26	33
Total assets	$828	$790
Accounts payable	48	50
Accrued and other current liabilities	59	67
Other liabilities	118	108
Total liabilities	$225	$225

Other Matters
The Company has used available information to develop its best estimates for certain assets and liabilities related to the 2007 Separation. In limited instances, final determination of the balances will be made in subsequent periods. There were nil for both years ended September 27, 2013 and September 28, 2012, and $13 million for September 30, 2011 of adjustments recorded through Tyco shareholders' equity. Adjustments in the future for the impact of filing final income tax returns in certain jurisdictions where those returns include a combination of Tyco, Covidien and/or TE Connectivity legal entities and for certain amended income tax returns for the periods prior to the 2007 Separation may be recorded to either Tyco shareholders' equity or the Consolidated Statement of Operations depending on the specific item giving rise to the adjustment.
Additionally, the year ended September 28, 2012 included $21 million and both the years ended September 27, 2013 and September 30, 2011 included nil of income tax expense associated with pre-2007 Separation tax liabilities, which was recorded in income from discontinued operations, net of income taxes in the Company's Consolidated Statements of Operations. During the year ended September 28, 2012, the Company was reimbursed $8 million pursuant to a tax sharing agreement (the "2007 Tax Sharing Agreement") entered into in conjunction with the 2007 Separation, which has been recorded in income from discontinued operations, net of income taxes in the Company's Consolidated Statements of Operations. See Note 6 for additional information.
Divestiture Charges (Gains), Net
During 2013, 2012 and 2011, the Company recorded net losses of $20 million and $14 million, and net gain of $224 million, respectively, in Restructuring, asset impairment and divestiture charges (gains), net in the Company's Consolidated Statements of Operations. The net loss for the year ended September 27, 2013 primarily resulted from the write-down to fair value, less cost to sell, of the armored guard business in New Zealand and the fire and security business in Fiji, both of which are in our ROW Installation & Services segment. The net loss for the year ended September 28, 2012 primarily resulted from an indemnification resulting from the divestiture of the Company's Electrical and Metal products business. The net gain for the year ended September 30, 2011 includes a gain of $248 million, net of working capital adjustments, recognized in conjunction with the sale of a majority interest in the Company's Electrical and Metal Products business, as discussed above.